Investments in associates and joint arrangements	12 Months Ended
Mar. 31, 2023
Investments in associates and joint arrangements
Investments in associates and joint arrangements

12. Investments in associates and joint arrangements

The Group holds interests in associates in Kenya and in India, where we have significant influence, as well as in a number of joint arrangements, notably in the Netherlands, India, Australia and now Oak Holdings 1 GmbH and its markets, where we share control with one or more third parties. For further details see ‘Critical accounting judgements and key sources of estimation uncertainty’ in note 1 ‘Basis of preparation ‘to the consolidated financial statements.

Accounting policies

Interests in joint arrangements

A joint arrangement is a contractual arrangement whereby the Group and other parties undertake an economic activity that is subject to joint control; that is, when the relevant activities that significantly affect the investee’s returns require the unanimous consent of the parties sharing control. Joint arrangements are either joint operations or joint ventures.

Gains or losses resulting from the contribution or sale of a subsidiary as part of the formation of a joint arrangement are recognised in respect of the Group’s entire equity holding in the subsidiary.

Joint operations

A joint operation is a joint arrangement whereby the parties that have joint control have the rights to the assets, and obligations for the liabilities, relating to the arrangement or that other facts and circumstances indicate that this is the case. The Group’s share of assets, liabilities, revenue, expenses and cash flows are combined with the equivalent items in the financial statements on a line-by-line basis.

Any goodwill arising on the acquisition of the Group’s interest in a joint operation is accounted for in accordance with the Group’s accounting policy for goodwill arising on the acquisition of a subsidiary.

Joint ventures

A joint venture is a joint arrangement whereby the parties that have joint control have the rights to the net assets of the arrangement.

At the date of acquisition, any excess of the cost of acquisition over the Group’s share of the net fair value of the identifiable assets, liabilities and contingent liabilities of the joint venture is recognised as goodwill. The goodwill is included within the carrying amount of the investment.

The results and assets and liabilities of joint ventures, other than those joint ventures or part thereof that are held for sale (see note 7 ‘Discontinued operations and assets held for sale’), are incorporated in the consolidated financial statements using the equity method of accounting. Under the equity method, investments in joint ventures are carried in the consolidated statement of financial position at cost adjusted for post-acquisition changes in the Group’s share of the net assets of the joint venture, less any impairment in the value of the investment. The Group’s share of post-tax profits or losses are recognised in the consolidated income statement. Losses of a joint venture in excess of the Group’s interest in that joint venture are recognised only to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of the joint venture.

Associates

An associate is an entity over which the Group has significant influence and that is neither a subsidiary nor an interest in a joint arrangement.

12. Investments in associates and joint arrangements (continued)

Significant influence is the power to participate in the financial and operating policy decisions of the investee but where the Group does not have control or joint control over those policies.

At the date of acquisition, any excess of the cost of acquisition over the Group’s share of the net fair value of the identifiable assets, liabilities and contingent liabilities of the associate is recognised as goodwill. The goodwill is included within the carrying amount of the investment.

The results and assets and liabilities of associates are incorporated in the consolidated financial statements using the same equity method of accounting used for joint ventures, described above.

Joint operations

On 22 March 2023, the Group completed the disposal of its principal joint operation as part of the transaction with Oak Holdings 1 GmbH. The financial and operating activities of the operation were jointly controlled by the participating shareholders and were primarily designed for all but an insignificant amount of the output to be consumed by the shareholders.

		Country of	Percentage	Percentage
		incorporation or	shareholdings[1]	shareholdings[1]
Name of joint operation	Principal activity	registration	2023	2022
Cornerstone Telecommunications Infrastructure Limited	Network infrastructure	UK	–	50.0

Note:

1	Effective ownership percentages of Vodafone Group Plc are rounded to the nearest tenth of one percent.

Joint ventures and associates

	2023	2022
		Re-presented[1]
	€m	€m
Investments in joint ventures	9,578	3,781
Investments in associates	1,501	1,542
31 March	11,079	5,323

Note:

1

The results for the year ended 31 March 2022 have been re-presented to reflect that Indus Towers Limited is no longer reported as held for sale. In the year ended 31 March 2022, investments in associates have increased by €1,055 million compared to the amount previously reported. See note 7 ‘Discontinued operations and assets held for sale’ for more information.

Joint ventures

The financial and operating activities of the Group’s joint ventures are jointly controlled by the participating shareholders. The participating shareholders have rights to the net assets of the joint ventures through their equity shareholdings. Unless otherwise stated, the Company’s principal joint ventures all have share capital consisting solely of ordinary shares and are all indirectly held. The country of incorporation or registration of all joint ventures is also their principal place of operation.

		Country of	Percentage	Percentage
		incorporation or	shareholdings[1]	shareholdings[1]
Name of joint venture	Principal activity	registration	2023	2022
Oak Holdings 1 GmbH	Network infrastructure	Germany	64.2	–
VodafoneZiggo Group Holding B.V.	Network operator	Netherlands	50.0	50.0
OXG Glasfaser GmbH	Fibre infrastructure	Germany	50.0	–
Vodafone Idea Limited[2]	Network operator	India	32.3	47.6
TPG Telecom Limited[3]	Network operator	Australia	25.1	25.1
INWIT S.p.A.	Network infrastructure	Italy	–	33.2

Notes:

1	Effective ownership percentages of Vodafone Group Plc rounded to the nearest tenth of one percent.
2	At 31 March 2023 the fair value of the Group’s interest in Vodafone Idea Limited was INR 91 billion (€1,021 million) (2022: INR 148 billion (€1,750 million)) based on the quoted share price on the National Stock Exchange of India.
3	At 31 March 2023 the fair value of the Group’s interest in TPG Telecom Limited was AUD 2,273 million (€1,401 million) (2022: AUD 2,818 million (€1,902 million)) based on the quoted share price on ASX.

12. Investments in associates and joint arrangements (continued)

Oak Holdings 1 GmbH

On 22 March 2023, the Group completed the disposal of its interest in Vantage Towers A.G. to Oak Holdings 1 GmbH, the co-control partnership of Vodafone, GIP and KKR. Vodafone retained an interest of 64.2% in Oak Holdings 1 GmbH, which owns 89.3% of Vantage Towers A.G. On 18 April 2023, the Management Board and the Supervisory Board of Vantage Towers A.G. published their joint reasoned statement on the public delisting tender offer of Oak Holdings 1 GmbH to the shareholders of Vantage Towers A.G. Both recommended that all remaining shareholders accept the delisting tender offer.

OXG Glasfaser GmbH

In March 2023, the Group entered into an agreement with Altice Luxembourg S.A. to create a joint venture, OXG Glasfaser GmbH (‘OXG’), with 50.0% shareholding held by each shareholder. Each shareholder is committed to contribute funding of up to €950 million to OXG for the deployment of fibre-to-the-home in Germany. The funding is expected to be contributed between 2023 and 2029. The amount and timing of the funding depends on the speed and size of the fibre deployment so the funding may be for a lower value or contributed over a longer period of time. The contribution can be in the form of free capital reserves, shareholder loan, loan notes or similar instruments as agreed by the shareholders.

Vodafone Idea Limited

The Group’s carrying value in Vodafone Idea Limited (‘VIL’) reduced to €nil at 30 September 2019. The Group’s share of VIL’s losses not recognised at 31 March 2023 is €3,717 million (31 March 2022: €5,120 million). Significant uncertainties exist in relation to VIL’s ability to generate the cash flow it requires to settle or its ability to refinance its liabilities and guarantees as they fall due (see note 29 ‘Contingent liabilities and legal proceedings’).

The value of the Group’s 21.0% shareholding in Indus Towers Limited is, in part, dependent on the income generated by Indus Towers Limited from tower rentals to major customers, including VIL. Any inability of these major customers to pay such amounts in the future may impact the carrying value (31 March 2023: €908 million) of the Group’s investment in Indus Towers Limited.

TPG Telecom Limited

TPG Telecom Limited is listed on the Australian Securities Exchange (‘ASX’). Vodafone and Hutchison Telecommunications (Australia) Limited each own an economic interest of 25.05%, with the remaining 49.9% listed as free float on the ASX. The financial information presented in the tables below includes debt held within the structure that holds the Group’s interest in TPG.

INWIT S.p.A.

On 22 March 2023, the Group completed the disposal of its 33.2% interest in INWIT S.p.A. as part of the transaction with Oak Holdings 1 GmbH.

Dividends received from joint ventures

During the year ended 31 March 2023, the Group received dividends included in the consolidated statement of cash flows from VodafoneZiggo Group Holding B.V. of €165 million (2022: €350 million, 2021: €209 million), TPG Telecom Limited of €24 million (2022: €22 million, 2021: €nil) and INWIT S.p.A. of €103 million (2022: €96 million, 2021: €42 million).

Aggregated financial information

The table below provides aggregated financial information for the Group’s joint ventures as it relates to the amounts recognised in the income statement and consolidated statement of financial position.

			Profit/(loss) from
	Investment in joint ventures		continuing operations[1]
	2023	2022	2023	2022	2021
	€m	€m	€m	€m	€m
Oak Holdings 1 GmbH	8,634	–	–	–	–
VodafoneZiggo Group Holding B.V.	793	822	137	(19)	(232)
TPG Telecom Limited	108	84	48	(5)	98
INWIT S.p.A.	–	2,851	30	27	3
Other	43	24	(15)	(14)	(15)
Total	9,578	3,781	200	(11)	(146)

Note:

1	Total Other comprehensive income/(expense) is not materially different to profit/(loss) from continuing operations.

12. Investments in associates and joint arrangements (continued)

Summarised financial information

Summarised financial information for each of the Group’s material joint ventures on a 100% ownership basis is set out below and overleaf.

As disclosed above, the Group’s investment in VIL was reduced to €nil in the year ended 31 March 2020 and the Group has not recorded any profit or loss in respect of its share of VIL’s results since that date.

Financial information is presented for TPG Telecom Limited (‘TPG’) for the nine month period to, and as at 31 December 2022 on the basis that full-year information in relation to TPG has not been released at the date of approval of these financial statements and as such is market sensitive for TPG.

Financial information presented for INWIT S.p.A. for the years to 31 March 2023, 31 March 2022 and 31 March 2021 is based on the financial results and financial position as at 31 December 2022, 31 December 2021 and 31 December 2020, respectively, being the latest financial information available to the Group when completing the financial statements for each year.

	VodafoneZiggo Group Holding B.V.			Vodafone Idea Limited
	2023	2022	2021	2023	2022	2021
	€m	€m	€m	€m	€m	€m
Income statement
Revenue	4,063	4,056	4,010	5,046	4,450	4,847
Operating expenses	(2,124)	(2,104)	(2,058)	(3,280)	(2,802)	(3,133)
Depreciation and amortisation	(1,527)	(1,592)	(1,658)	(2,396)	(2,390)	(2,442)
Other income	–	–	25	–	(34)	(2,135)
Operating profit/(loss)	412	360	319	(630)	(776)	(2,863)
Interest income	–	–	–	9	14	32
Interest expense	11	(276)	(658)	(2,567)	(2,297)	(2,035)
Profit/(loss) before tax	423	84	(339)	(3,188)	(3,059)	(4,866)
Income tax (expense)/credit	(150)	(121)	(125)	–	2	–
Profit/(loss) from continuing operations[1]	273	(37)	(464)	(3,188)	(3,057)	(4,866)

	TPG Telecom Limited			INWIT S.p.A.
	2023	2022	2021	2023	2022	2021
	€m	€m	€m	€m	€m	€m
Income statement
Revenue	3,027	3,375	3,010	853	785	562
Operating expenses	(1,870)	(2,292)	(2,096)	(73)	(70)	(46)
Depreciation and amortisation	(700)	(914)	(769)	(508)	(513)	(398)
Operating profit	457	169	145	272	202	118
Interest income	–	–	1	–	–	–
Interest expense	(172)	(122)	(201)	(81)	(90)	(101)
Profit/(loss) before tax	285	47	(55)	191	112	17
Income tax (expense)/credit	(25)	(27)	495	(1)	(30)	(7)
Profit from continuing operations[1]	260	20	440	190	82	10

Note:

1	Total Other comprehensive income/(expense) is not materially different to profit/(loss) from continuing operations.

12. Investments in associates and joint arrangements (continued)

	Oak Holdings 1
	GmbH[1]	VodafoneZiggo Group Holding B.V.
	2023	2023	2022
	€m	€m	€m
Statement of financial position
Non-current assets	23,878	16,570	16,521
Current assets	749	719	739
Total assets	24,627	17,289	17,260
Equity shareholders’ funds	13,450	1,586	1,643
Non-controlling interests	1,262	–	–
Non-current liabilities	6,709	13,299	13,187
Current liabilities	3,206	2,404	2,430
Cash and cash equivalents within current assets	224	20	190
Non-current liabilities excluding trade and other payables and provisions	6,215	13,138	13,007
Current liabilities excluding trade and other payables and provisions	2,409	1,247	1,282

	Vodafone Idea Limited[2]		TPG Telecom Limited
	2023	2022	2023	2022
	€m	€m	€m	€m
Statement of financial position
Non-current assets	18,162	17,267	9,823	10,638
Current assets	2,174	2,693	1,009	898
Total assets	20,336	19,960	10,832	11,536
Equity shareholders’ (deficit)/funds	(10,760)	(10,214)	3,019	3,129
Non-current liabilities	24,730	23,266	6,702	7,227
Current liabilities	6,366	6,908	1,111	1,180
Cash and cash equivalents within current assets	96	365	290	435
Non-current liabilities excluding trade and other payables and provisions	24,707	23,241	6,595	7,173
Current liabilities excluding trade and other payables and provisions	2,699	3,334	86	121

INWIT S.p.A.
2022
€m
Statement of financial position
Non-current assets	14,532
Current assets	270
Total assets	14,802
Equity shareholders’ funds	8,595
Non-current liabilities	5,672
Current liabilities	535
Cash and cash equivalents within current assets	96
Non-current liabilities excluding trade and other payables and provisions	5,420
Current liabilities excluding trade and other payables and provisions	319

Notes:

1	Includes balances which are provisional based on finalisation of the purchase price allocation.
2	Includes certain amounts subject to an adjustment mechanism agreed as part of the formation of Vodafone Idea Limited. See note 29 ‘Contingent liabilities and legal proceedings’.

12. Investments in associates and joint arrangements (continued)

The reconciliation of summarised financial information presented to the carrying amount of our interest in joint ventures is set out below.

	Oak Holdings 1
	GmbH	VodafoneZiggo Group Holding B.V.
	2023	2023	2022	2021
	€m	€m	€m	€m
Equity shareholders’ funds	13,450	1,586	1,643
Interest in joint ventures[1]	8,634	793	822
Carrying value	8,634	793	822

Profit/(loss) from continuing operations	–	273	(37)	(464)
Share of profit/(loss)[1]	–	137	(19)	(232)

	Vodafone Idea Limited			TPG Telecom Limited
	2023	2022	2021	2023	2022	2021
	€m	€m	€m	€m	€m	€m
Equity shareholders’ (deficit)/funds	(10,760)	(10,214)		3,019	3,129
Interest in joint ventures[1]	(3,475)	(4,863)		56	27
Impairment	(242)	(257)		–	–
Goodwill	–	–		52	57
Investment proportion not recognised	3,717	5,120		–	–
Carrying value	–	–		108	84

(Loss)/profit from continuing operations	(3,188)	(3,057)	(4,866)	260	20	440
Share of (loss)/profit[1]	(1,030)	(1,357)	(2,160)	48	(5)	98
Share of loss not recognised	1,030	1,357	2,160	–	–	–
Share of profit/(loss)[1]	–	–	–	48	(5)	98

	INWIT S.p.A.
	2023	2022	2021
	€m	€m	€m
Equity shareholders’ funds	—	8,595	8,801
Interest in joint ventures	—	2,851	2,920
Carrying value	—	2,851	2,920

Profit from continuing operations	190	82	10
Share of profit	63	27	3
Share of profit not recognised as held for sale	(33)	—	—
Share of profit	30	27	3

Note:

1	The Group’s effective ownership percentages of Oak Holdings 1 GmbH, VodafoneZiggo Group Holding B.V., Vodafone Idea Limited and TPG Telecom Limited are 64.2%, 50.0%, 32.3% and 25.1%, respectively, rounded to the nearest tenth of one percent.

12. Investments in associates and joint arrangements (continued)

Associates

Unless otherwise stated, the Company’s principal associates all have share capital consisting solely of ordinary shares and are all indirectly held. The country of incorporation or registration of all associates is also their principal place of operation.

		Country of	Percentage	Percentage
		incorporation or	shareholding[1]	shareholding[1]
Name of associate	Principal activity	registration	2023	2022
Safaricom PLC[2]	Network operator	Kenya	39.9	40.0
Indus Towers Limited[3]	Network infrastructure	India	21.0	21.0

Notes:

1	Effective ownership percentages of Vodafone Group Plc rounded to the nearest tenth of one percent.
2	At 31 March 2023, the fair value of the Group’s interest in Safaricom PLC was KES 290 billion (€2,012 million) (2022: KES 546 billion (€4,270 million)) based on the closing quoted share price on the Nairobi Stock Exchange. The Group also holds two non-voting shares.
3	At 31 March 2023, the fair value of the Group’s interest in Indus Towers Limited was INR 81 billion (€908 million) (2022: INR 126 billion (€1,494 million)) based on the closing quoted share price on the National Stock Exchange of India.

Aggregated financial information

The table below provides aggregated financial information for the Group’s associates as it relates to the amounts recognised in the income statement and consolidated statement of financial position.

	Investment in associates		Profit/(loss) from continuing operations
		Re-presented[1]		Re-presented[1]	Re-presented[1]
	2023	2022	2023	2022	2021
	€m	€m	€m	€m	€m
Safaricom PLC[2]	509	428	195	217	217
Indus Towers Limited	908	1,055	50	178	306
Other[2]	84	59	(12)	5	(3)
Total	1,501	1,542	233	400	520

Notes:

1

The results for the years ended 31 March 2022 and 31 March 2021 have been re-presented to reflect that Indus Towers Limited is no longer reported as held for sale. In the year ended 31 March 2022, investments in associates has increased by €1,055 million and profit from continuing operations has increased by €178 million (2021: €32 million) compared to the amounts previously reported. See note 7 ‘Discontinued operations and assets held for sale’ for more information.

2	Other comprehensive income includes profit from continuing operations, together with €127 million in respect of the application of IAS 29 to Safaricom’s operations in Ethiopia.

Dividends from associates

During the year ended 31 March 2023, the Group received dividends included in the consolidated statement of cash flows from Indus Towers Limited of €75 million (2022: €nil, 2021: €201 million) and from Safaricom PLC of €250 million (2022: €170 million, 2021: €171 million).

12. Investments in associates and joint arrangements (continued)

Summarised financial information

Summarised financial information for each of the Group’s material associates on a 100% ownership basis is set out below.

	Safaricom PLC			Indus Towers Limited
	2023	2022	2021	2023	2022	2021
	€m	€m	€m	€m	€m	€m
Income statement
Revenue	2,468	2,318	2,083	3,343	3,122	2,421
Operating expenses	(1,353)	(1,164)	(1,030)	(2,240)	(1,480)	(1,247)
Depreciation and amortisation	(432)	(309)	(299)	(588)	(598)	(477)
Other income	68	–	–	–	–	412
Operating profit	751	845	754	515	1,044	1,109
Interest income	13	9	12	26	–	61
Interest expense	(69)	(59)	(27)	(200)	(140)	(194)
Profit before tax	695	795	739	341	904	976
Income tax expense	(285)	(270)	(197)	(102)	(272)	(168)
Profit from continuing operations and total comprehensive income	410	525	542	239	632	808
Attributable to:
- Owners of the parent	489	542	542	239	632	808
- Non-controlling interests	(79)	(17)	–	–	–	–

Statement of financial position
Non-current assets	3,007	2,173		5,243	5,359
Current assets	436	510		1,081	1,685
Total assets	3,443	2,683		6,324	7,044
Equity shareholders' funds	1,269	1,066		3,453	3,774
Non-controlling interests	532	312		–	–
Non-current liabilities	753	558		1,954	2,101
Current liabilities	889	747		917	1,169
Cash and cash equivalents within current assets	127	241		3	278
Non-current liabilities excluding trade and other payables and provisions	500	465		1,665	1,795
Current liabilities excluding trade and other payables and provisions	322	241		491	638

The reconciliation of summarised financial information presented to the carrying amount of our interest in the associate is set out below.

	Safaricom PLC			Indus Towers Limited
					Re-presented[1]	Re-presented[1]
	2023	2022	2021	2023	2022	2021
	€m	€m	€m	€m	€m	€m
Equity shareholders' funds	1,269	1,066		3,453	3,774
Interest in associates[2]	507	425		727	794
Goodwill	2	3		181	261
Carrying value	509	428		908	1,055

Profit from continuing operations	489	542	542	239	632	808
Share of profit	195	217	217	50	178	306

Notes:

1	The results for the years ended 31 March 2022 and 31 March 2021 have been re-presented to reflect that Indus Towers Limited is no longer reported as held for sale. In the year ended 31 March 2022, the carrying value of the Group’s interest in the associate has increased by €1,055 million and the Group’s share of profit has increased by €178 million (2021: €32 million) compared to the amounts previously reported. See note 7 ‘Discontinued operations and assets held for sale’ for more information.
2	The Group’s effective ownership percentages of Safaricom PLC and Indus Towers Limited are 39.9% and 21.0%, respectively, rounded to the nearest tenth of one percent.